Deposits (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure Of Deposits [Line Items]
Summary of Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice (1)	Payable on a fixed date (2) (3)	2025	2024
Amortized cost deposits by:
Banks (4)	$5,058	$1,963	$1,396	$19,204	$27,621	$32,546
Business and government (5)	80,445	42,847	219,450	242,755	585,497	575,019
Individuals (5)	3,790	37,425	153,380	112,327	306,922	320,767
Total amortized cost deposits	89,293	82,235	374,226	374,286	920,040	928,332
Deposits at FVTPL	–	–	–	56,162	56,162	54,108
Total (6)	$89,293	$82,235	$374,226	$430,448	$976,202	$982,440
Booked in:
Canada	$76,415	$71,323	$167,666	$305,454	$620,858	$618,141
United States	12,769	10,912	204,183	77,608	305,472	314,066
Other countries	109	–	2,377	47,386	49,872	50,233
Total	$89,293	$82,235	$374,226	$430,448	$976,202	$982,440

(1)	Includes $43,766 million of non-interest bearing deposits as at October 31, 2025 ($44,617 million as at October 31, 2024).
(2)
Includes $62,843 million of senior unsecured debt as at October 31, 2025 subject to the Bank Recapitalization
(Bail-In)
regime ($65,986 million as at October 31, 2024). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)	We have unencumbered liquid assets of $393,535 million as at October 31, 2025 to support these and other deposit liabilities ($396,338 million as at October 31, 2024).
(4)	Includes regulated and central banks.
(5)	The carrying value of deposits that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.
(6)
Included in deposits as at October 31, 2025 and 2024 are $508,058 million and $521,160 million, respectively, of deposits denominated in U.S. dollars, and $59,697 million and $54,397 million, respectively, of deposits denominated in other foreign currencies.

Summary of Deposits Payable On a Fixed Date
The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at October 31, 2025	$259,670	$69,206	$47,386	$376,262
As at October 31, 2024	285,555	77,313	48,086	410,954

Summary of Maturity Schedule for Deposits Greater Than One Hundred Thousand Dollars Booked In Canada
The following table presents the maturity schedule for deposits payable on a fixed date and greater than one hundred thousand dollars that are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at October 31, 2025	$51,591	$32,105	$56,129	$119,845	$259,670
As at October 31, 2024	63,442	33,704	62,674	125,735	285,555

Summary of fair value and changes in fair value of structured note liabilities

(Canadian $ in millions)	Fair value	Notional amount due at contractual maturity	Difference between fair value and amount due at contractual maturity	Change in fair value – (losses) recorded in the Consolidated Statement of Income (1)	Change in fair value – (losses) due to own credit risk recorded in OCI (before tax)	Cumulative change in fair value – gains (losses) due to own credit risk recognized in AOCI (before tax)
As at October 31, 2025	$56,162	$57,743	$(1,581)	$(1,313)	$(365)	$(341)
As at October 31, 2024	54,108	56,300	(2,192)	(4,815)	(841)	24

(1)	Change in fair value may be offset by the related change in fair value on hedge contracts.